CONCENTRATIONS (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Percentage Of Inventory Purchases	52.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	97.00%
Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		33.00%
One Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	40.00%	32.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 457,000	$ 204,000
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		41.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 289,000
One Customer [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 277,000
One Customer [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 316,000
One Customer [Member] | Consulting Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		32.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 200,000
One Customer [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 239,000
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	16.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 219,000	$ 100,000
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		27.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 190,000
Two Customers [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 251,000
Two Customers [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 138,000
Two Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 188,000
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 138,000
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		24.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 172,000
Three Customers [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%
Concentration Risk, Net Assets Amount, Geographic Area	$ 172,000
Three Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 178,000
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		5.00%
Concentration Risk, Net Assets Amount, Geographic Area		$ 33,000